Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Common stock, $0.001 par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	6.08
Maximum Aggregate Offering Price	$ 1,824,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 251.89
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover an indeterminate number of additional shares of Common Stock to be offered or issued from stock splits, stock dividends or similar transactions.